COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Facilities	Equipment

Year ending March 31, 2018	$75,750	$4,348
Total Minimum Lease Payments:	$75,750	$4,348